Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 750.4	$ 547.9	$ 589.1
Hedging activity:
Settlements	(16.4)	0.3	1.7
Realized loss (gain) reclassified into earnings	18.7	1.2	(0.2)
Unrealized (loss) gain	(2.0)	(24.1)	2.3
Pension activity:
Change in funded status of pension plan obligations	(1.9)	(9.3)	7.1
Gain related to pension settlement reclassified to earnings	0.0	0.0	(2.1)
Other comprehensive (loss) income, net of tax	(1.6)	(31.9)	8.8
Comprehensive income	748.8	516.0	597.9
Comprehensive income attributable to noncontrolling interests	(0.5)	(0.3)	(0.2)
Comprehensive income attributable to Republic Services, Inc.	$ 748.3	$ 515.7	$ 597.7